Parent Company Only Condensed Financial Information - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses:
Operating expenses	$ (140,836)	¥ (980,474)	¥ (740,458)	¥ (517,193)
Loss from operations	31,095	216,473	219,275	94,821
Other income (expenses):
Interest income	1,353	9,420	12,870	2,339
Interest expenses	(17,074)	(118,867)	(55,403)	(8,901)
Others	9,887	68,837	29,378	4,148
Income before income tax	27,737	193,097	196,274	101,884
Income tax expenses	(4,514)	(31,426)	(40,728)	31,525
Net income	22,272	155,052	151,833	134,056
Accretion to preferred share redemption value				(202,679)
Net income (loss) attributable to ordinary shareholders of Secoo Holding Limited	$ 22,182	154,423	151,833	(69,421)
Secoo Holding Limited
Operating expenses:
Operating expenses		(8,010)	(6,566)	(14,423)
Loss from operations		8,010	6,566	14,423
Other income (expenses):
Interest income		(18,154)		(313)
Interest expenses		(111,033)	(38,737)
Change in fair value of financial instruments		23,226	1,891
Others		1,737	1,125
Share of income from subsidiaries		230,349	194,120	147,368
Income before income tax		(154,423)	(151,833)	(133,258)
Net income		154,423	151,833	133,258
Accretion to preferred share redemption value				(202,679)
Net income (loss) attributable to ordinary shareholders of Secoo Holding Limited		¥ 154,423	¥ 151,833	¥ (69,421)